Intangible assets - Summary of intangible assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	$ 2,779	$ 3,119
Adjustment on currency translation	71	(245)
Expenditure during the year	91	174
Amortisation for the year	(133)	(133)	$ (177)
Impairment charges	(1)	(2)
Disposals, transfers and other movements	(170)	(134)
Intangible assets at end of period	2,637	2,779	3,119
Cost [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	7,215
Intangible assets at end of period	7,038	7,215
Accumulated amortisation and impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	(4,436)
Intangible assets at end of period	(4,401)	(4,436)
Exploration and evaluation
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	233	393
Adjustment on currency translation	(1)	(25)
Expenditure during the year	57	90
Amortisation for the year	0	0
Impairment charges	0	0
Disposals, transfers and other movements	(116)	(225)
Intangible assets at end of period	173	233	393
Exploration and evaluation | Cost [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	2,346
Intangible assets at end of period	2,306	2,346
Exploration and evaluation | Accumulated amortisation and impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	(2,113)
Intangible assets at end of period	(2,133)	(2,113)
Trademarks, patented and non-patented technology
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	59	75
Adjustment on currency translation	(1)	(3)
Expenditure during the year	0	1
Amortisation for the year	(14)	(14)
Impairment charges	0	0
Disposals, transfers and other movements	0	0
Intangible assets at end of period	44	59	75
Trademarks, patented and non-patented technology | Cost [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	217
Intangible assets at end of period	214	217
Trademarks, patented and non-patented technology | Accumulated amortisation and impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	(158)
Intangible assets at end of period	(170)	(158)
Contract based intangible assets
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	1,982	2,188
Adjustment on currency translation	74	(171)
Expenditure during the year	0	0
Amortisation for the year	(8)	(23)
Impairment charges	0	0
Disposals, transfers and other movements	(101)	(12)
Intangible assets at end of period	1,947	1,982	2,188
Contract based intangible assets | Cost [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	3,114
Intangible assets at end of period	3,002	3,114
Contract based intangible assets | Accumulated amortisation and impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	(1,132)
Intangible assets at end of period	(1,055)	(1,132)
Other intangible assets
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	505	463
Adjustment on currency translation	(1)	(46)
Expenditure during the year	34	83
Amortisation for the year	(111)	(96)
Impairment charges	(1)	(2)
Disposals, transfers and other movements	47	103
Intangible assets at end of period	473	505	$ 463
Other intangible assets | Cost [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	1,538
Intangible assets at end of period	1,516	1,538
Other intangible assets | Accumulated amortisation and impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	(1,033)
Intangible assets at end of period	$ (1,043)	$ (1,033)